Bingham McCutchen LLP
One Federal Street
Boston, MA 02110
April 9, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason Western Asset Variable Strategic Bond Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable High Income Portfolio (the “Funds”))
(File Nos. 33-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 59 to the registration statement for the Trust (the “Amendment”) relating to the Funds, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on April 30, 2010, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.
     Please call Barry N. Hurwitz at (617) 951-8267, Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8029 with any questions relating to the filing.
Sincerely,
/s/ Michelle Cirillo
Michelle Cirillo